Commitments and Contingencies (Additional Information) (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Total manufacturing purchase commitments	$ 27.7	$ 10.7	$ 7.6